UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300
(Address of principal executive offices)
Indianapolis, IN 46208
(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31/

Date of reporting period: 4/30/13

Item 1. Schedule of Investments.

Golub Group Equity Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.37%

Air Courier Services - 1.79%
FedEx Corp.	6,550	$615,766

Aircraft Engines & Engine Parts - 1.52%
United Technologies Corp.	5,725	522,635

Beverages - 4.77%
Diageo plc (b) (c)	4,225	516,295
PepsiCo, Inc.	13,650	1,125,716

		1,642,011

Brewery - 2.94%
Anheuser-Busch InBev NV (b)	10,600	1,013,572

Computer Communications Equipment - 3.75%
Cisco Systems, Inc.	61,700	1,290,764

Crude Petroleum & Natural Gas - 1.66%
Devon Energy Corp.	10,350	569,871

Electromedical & Electrotherapeutic Apparatus - 2.82%
Medtronic, Inc.	20,775	969,777

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.91%
General Electric Co.	60,400	1,346,316

Electronic Computers - 2.75%
Apple, Inc.	2,140	947,485

Fire, Marine & Casualty Insurance - 6.38%
American International Group, Inc. (a)	17,750	735,205
Berkshire Hathaway, Inc. - Class B (a)	13,725	1,459,242

		2,194,447

Investment Advice - 1.51%
Franklin Resources, Inc.	3,350	518,111

Medical - Generic Drugs - 2.80%
Teva Pharmaceutical Industries, Ltd. (b)	25,125	962,036

Motor Vehicles & Passenger Car Bodies - 3.10%
General Motors Co. (a)	34,600	1,067,064

National Commercial Banks - 5.38%
Bank of America Corp.	57,500	707,825
Citigroup, Inc.	24,550	1,145,503

		1,853,328

Petroleum Refining - 8.12%
Chevron Corp.	8,675	1,058,437
ConocoPhillips	10,900	658,905
Exxon Mobil Corp.	12,100	1,076,779

		2,794,121

Pharmaceutical Preparations - 3.34%
Johnson & Johnson	13,500	1,150,605

Retail - Lumber & Other Building Materials Dealers - 2.94%
Lowe’s Companies, Inc.	26,350	1,012,367

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund

Schedule of Investments - continued

April 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.37% - continued

Semiconductors & Related Devices - 3.14%
Intel Corp.	45,175	$1,081,941

Services - Computer Processing & Data Preparation - 3.13%
Fiserv, Inc. (a)	11,825	1,077,376

Services - Computer Programming, Data Processing, Etc. - 3.17%
Google Inc. - Class A (a)	1,325	1,092,555

Services - Engineering, Accounting, Research, Management - 3.05%
Paychex, Inc.	28,850	1,050,429

Services - Prepackaged Software - 4.49%
Microsoft Corp.	46,700	1,545,770

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.93%
Procter & Gamble Co./The	8,650	664,061

State Commercial Banks - 4.49%
Bank of New York Mellon Corp./The	54,725	1,544,339

Super-Regional Banks-US - 4.85%
U.S. Bancorp	24,700	822,016
Wells Fargo & Co.	22,350	848,853

		1,670,869

Surgical & Medical Instruments & Apparatus - 2.21%
Becton, Dickinson and Co.	8,075	761,472

Telephone Communications (No Radio Telephone) - 2.86%
China Mobile Ltd. (b)	17,850	986,034

Trucking & Courier Services (No Air) - 1.57%
United Parcel Service, Inc. - Class B	6,298	540,620

TOTAL COMMON STOCKS (Cost $25,811,606)		32,485,742

Money Market Securities - 5.65%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.14% (d)	1,944,678	1,944,678

TOTAL MONEY MARKET SECURITIES (Cost $1,944,678)		1,944,678

TOTAL INVESTMENTS (Cost $27,756,284) - 100.02%		$34,430,420

Liabilities in excess of other assets - (0.02%)		(6,747)

TOTAL NET ASSETS - 100.00%		$34,423,673

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Public Limited Company.
(d)	Variable rate security; the rate shown represents the 7-day yield at April 30, 2013.

Tax Related - As of April 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purpsoses was as follows:

Unrealized appreciation	6,990,314
Unrealized depreciation	(316,697)

Net unrealized appreciation	$6,673,617

Aggregate cost of securities for income tax purposes	$27,756,803

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund

Related Notes to the Schedule of Investments

April 30, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$32,485,742	$—	$—	$32,485,742
Money Market Securities	1,944,678	—	—	1,944,678
Total	$34,430,420	$—	$—	$34,430,420

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended April 30, 2013, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Mitchell Capital All-Cap Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 91.68%

Consumer Discretionary - 18.16%
Dollar Tree, Inc. (a)	727	$34,576
Panera Bread Co. - Class A (a)	122	21,622
PetSmart, Inc.	648	44,220
Ross Stores, Inc.	663	43,804
Tractor Supply Co.	436	46,726

		190,948

Energy - 11.85%
Ensco PLC - Class A	599	34,550
FMC Technologies, Inc. (a)	763	41,431
Oceaneering International, Inc.	692	48,558

		124,539

Financials - 2.51%
The Toronto-Dominion Bank/The	322	26,372

Health Care - 25.45%
Air Methods Corp.	786	28,760
Biogen Idec, Inc. (a)	151	33,058
Cerner Corp. (a)	441	42,676
Exact Sciences Corp (a)	393	3,671
Express Scripts Holding Co. (a)	764	45,359
Gilead Sciences, Inc. (a)	310	15,698
Intuitive Surgical, Inc. (a)	36	17,722
Mettler-Toledo International, Inc. (a)	165	34,478
Mindray Medical International Ltd (c)	317	12,518
Novo Nordisk A/S (c)	190	33,560

		267,500

Industrials - 16.95%
Canadian National Railway Co.	411	40,270
Honeywell International, Inc.	508	37,358
IHS, Inc. - Class A (a)	172	16,758
Kirby Corp. (a)	537	40,216
Middleby Corp./The (a)	130	19,446
Quanta Services, Inc. (a)	878	24,127

		178,175

Information Technology - 16.76%
CGI Group, Inc. - Class A (a)	708	22,415
Cognizant Technology Solutions Corp. (a)	536	34,733
EMC Corp. (a)	1,281	28,733
Gartner, Inc. (a)	285	16,487
Intuit, Inc.	416	24,810
MICROS Systems, Inc. (a)	654	27,736
Skyworks Solutions, Inc. (a)	964	21,276

		176,190

TOTAL COMMON STOCKS (Cost $952,521)		963,724

See accompanying notes which are an integral part of these financial statements.

Mitchell Capital All-Cap Growth Fund

Schedule of Investments - continued

April 30, 2013

(Unaudited)

	Shares	Fair Value
Money Market Securities - 7.26%
Federated Treasury Obligations Fund - Institutional shares, 0.01% (b)	76,361	76,361

TOTAL MONEY MARKET SECURITIES (Cost $76,361)		76,361

TOTAL INVESTMENTS (Cost $1,028,882) - 98.94%		$1,040,085

Other assets less liabilities - 1.06%		11,152

TOTAL NET ASSETS - 100.00%		$1,051,237

(a)	Non-income producing.
(b)	Variable rate security; the rate shown represents the yield at April 30, 2013.
(c)	American Depositary Receipt (ADR)

Tax related: At April 30, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$35,277
Unrealized depreciation	(24,074)

Net unrealized appreciation	$11,203

Aggregate cost of securities for income tax purposes	$1,028,882

See accompanying notes which are an integral part of these financial statements.

Mitchell Capital All-Cap Growth Fund

Related Notes to the Schedule of Investments

April 30, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The high cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$963,724	$—	$—	$963,724
Money Market Securities	76,361	—	—	76,361
Total	$1,040,085	$—	$—	$1,040,085

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. During the fiscal period ended April 30, 2013, there were no transfers between levels.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

April 30, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations 82.88%

Adjustable Rate Mortgage Trust, Series 2005-8, Class 4A11, 5.163%, 11/25/2035 (a)	$623,400	$600,107
Adjustable Rate Mortgage Trust, Series 2005-8, Class 7A4, 0.530%, 11/25/2035 (a)	1,069,337	808,082
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.288%, 6/25/2037 (a)	11,100,193	10,702,750
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.972%, 8/25/2035 (a)	255,470	243,593
Adjustable Rate Mortgage Trust, Series 2004-1, Class 4A1, 5.334%, 1/25/2035 (a)	429,912	429,965
Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.845%, 7/25/2035 (a)	10,849,919	10,545,882
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.702%, 7/25/2035 (a) (b)	2,060,342	1,913,389
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (c)	10,935,000	8,626,102
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.500%, 11/25/2045 (a)	1,137,336	890,815
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036 (c)	786,814	493,773
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.253%, 10/25/2034 (a)	3,325,118	3,026,180
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.500%, 9/25/2045 (a)	4,089,733	3,563,706
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.770%, 9/25/2045 (a)	1,728,852	1,416,919
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035 (b)	10,664,208	10,476,576
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	933,891	927,722
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,643,401	2,642,676
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036	15,002,403	14,675,973
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	5,920,000	5,919,701
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.362%, 5/20/2036 (a) (b)	31,802,309	30,741,893
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.408%, 6/20/2037 (a) (b)	8,273,856	8,066,509
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.408%, 6/20/2037 (a)	118,039	115,081
Bank of America Funding Corp., Series 2004-C, Class 3A1, 3.146%, 12/20/2034 (a)	179,487	168,557
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 3.107%, 6/25/2035 (a)	1,965,034	1,845,283
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.122%, 10/25/2035 (a)	366,055	358,904
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 3.105%, 10/25/2035 (a)	296,070	276,790
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 3.101%, 10/25/2034 (a)	551,300	547,532
Bank United Trust, Series 2005-1, Class 1A1, 0.500%, 9/25/2045 (a)	186,541	140,857
Bayview Commercial Asset Trust, Series 2006-1A, Class A2, 0.560%, 4/25/2036 (a) (d)	7,325,176	6,072,472
Bayview Commercial Asset Trust, Series 2006-2A, Class A1, 0.430%, 7/25/2036 (a) (b) (d)	12,623,525	10,292,055
Bayview Commercial Asset Trust, Series 2006-2A, Class A2, 0.480%, 7/25/2036 (a) (d)	3,915,223	2,955,408
Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 0.470%, 4/25/2036 (a) (d)	10,956,011	9,466,119
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.510%, 8/25/2035 (a) (d)	15,170,967	12,199,096
Bayview Commercial Asset Trust, Series 2005-3A, Class A1, 0.520%, 11/25/2035 (a) (d)	11,197,813	9,483,422
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.500%, 1/25/2036 (a) (d)	3,641,215	3,078,360
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.255%, 3/25/2035 (a)	3,902,796	3,854,911
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.823%, 3/25/2035 (a)	2,452,032	2,293,323
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.570%, 7/25/2035 (a)	5,465,661	5,076,268
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.925%, 9/25/2035 (a) (b)	22,169,647	19,514,067
Bear Stearns ALT-A Trust, Series 2005-9, Class 25A1, 2.753%, 11/25/2035 (a)	4,466,271	3,734,151
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.700%, 8/25/2035 (a)	6,322,379	5,001,119
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035 (b) (c)	6,833,744	6,735,823
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A , 5.500%, 7/25/2035 (c)	3,143,826	3,111,292
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.912%, 12/25/2035 (a)	1,784,973	1,674,002
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.110%, 12/25/2035 (a)	79,962	78,246
ChaseFlex Trust, Series 2006-2, Class A4, 5.812%, 9/25/2036 (a)	15,695,700	15,542,298
ChaseFlex Trust, Series 2006-1, Class A4, 5.508%, 6/25/2036 (a)	31,247,000	27,884,198
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.217%, 9/25/2035 (a)	2,127,868	1,981,793
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.323%, 8/25/2035 (a) (b)	986,428	984,052
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.950%, 8/25/2036 (a)	4,346,466	4,023,609
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 2.570%, 11/25/2035 (a)	14,904,726	14,536,900
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.178%, 10/25/2035 (a)	795,150	744,295
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.709%, 5/25/2035 (a)	776,573	767,135
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.825%, 8/25/2046 (I/O) (a)	222,738,512	17,462,699
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.345%, 12/20/2035 (I/O) (a) (d)	216,900,008	17,286,931

See Related Notes to the Schedule of Investments

	Principal Amount	Fair Value
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	$1,618,577	$1,457,715
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	8,366,985	7,213,893
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.242%, 5/25/2036 (I/O) (a)	89,129,915	7,994,953
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035 (b)	2,801,730	2,526,491
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035	18,526,506	18,056,349
CountryWide Alternative Loan Trust, Series 2005-46CB, Class A14, 5.500%, 10/25/2035	5,257	4,987
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.700%, 10/25/2035 (a)	1,443,951	1,104,609
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	1,056,504	1,083,278
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.500%, 5/25/2035 (a)	296,477	290,874
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.000%, 10/25/2035 (I/O) (a)	92,199,865	7,993,728
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035	9,602,000	9,006,786
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	2,118,321	2,058,855
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	2,272,347	2,132,595
CountryWide Alternative Loan Trust, Series 2004-36CB, Class 2A1, 5.500%, 2/25/2035	183,836	181,661
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.700%, 7/25/2035 (a)	3,440,445	2,593,727
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,659,058	2,493,948
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035	10,000,000	9,724,175
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	2,111,438	2,101,558
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.700%, 7/25/2035 (a)	1,649,857	1,444,782
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A15, 6.500%, 9/25/2037	9,094,318	9,196,992
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.776%, 6/20/2034 (a)	2,109,248	1,979,101
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-OA2, Class X1P, 0.000%, 5/20/2046 (I/O) (a)	169,334,614	15,985,188
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.909%, 2/19/2034 (a)	1,341,149	1,283,540
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4A1, 4.611%, 12/20/2035 (a) (b)	29,319,613	26,579,563
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 4A1B, 2.832%, 10/20/2035 (a)	194,523	166,574
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.773%, 12/20/2035 (a)	899,836	790,226
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.650%, 6/25/2035 (a)	2,693,316	2,375,509
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,854,557	1,877,739
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.703%, 2/25/2050 (a) (b) (d)	10,363,000	9,304,938
Deutsche Alt-A Securities Inc Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.700%, 4/25/2035 (a)	1,647,230	1,410,230
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.781%, 3/19/2045 (I/O) (a)	91,145,767	8,321,609
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.019%, 9/19/2044 (a)	2,380,858	2,192,841
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	5,666	5,341
First Horizon Alternative Mortgage Securities Trust, Series 2005-AR5, Class 2A1, 2.713%, 11/25/2035 (a)	2,233,592	2,125,859
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.103%, 5/25/2035 (a)	1,669,062	1,645,230
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 5.346%, 9/19/2035 (a)	978,951	968,272
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.480%, 11/19/2035 (a)	607,781	601,103
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	677,688	442,733
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.808%, 11/19/2035 (a)	5,889,880	5,351,506
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.440%, 8/25/2045 (a)	6,415,722	5,439,910
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.816%, 4/25/2035 (a)	3,279,885	3,003,558
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.381%, 5/25/2035 (a) (b)	11,614,275	11,719,384
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.880%, 5/25/2035 (a) (b)	18,294,798	17,331,879
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	8,985,092	8,522,171
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.187%, 1/25/2036 (a)	1,225,312	1,097,883
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.880%, 1/25/2035 (a)	2,386,730	2,360,712
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.009%, 11/25/2035 (a) (b)	7,205,254	6,391,237
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	5,718,333	5,813,652
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.150%, 2/25/2036 (a)	1,160,263	1,009,973
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.853%, 5/25/2035 (a) (b)	19,391,926	17,387,218
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.106%, 11/25/2035 (a)	8,525,330	8,403,124
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.126%, 11/25/2035 (a)	5,106,586	4,735,186
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.399%, 5/19/2047 (a)	10,736,474	9,326,404
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.379%, 11/19/2036 (a) (b)	23,383,833	19,959,400
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 2.558%, 7/19/2046 (I/O) (a)	124,943,190	11,444,796

See Related Notes to the Schedule of Investments

	Principal Amount	Fair Value
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.181%, 11/19/2035 (I/O) (a)	$25,050,483	$1,808,645
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.120%, 11/25/2034 (a)	1,965,499	1,702,394
IMPAC CMB Trust, Series 2005-5, Class A4, 0.960%, 8/25/2035 (a)	4,306,774	2,467,390
INDYMAC Index Mortgage Loan Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	8,021,372	8,019,097
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.000%, 11/25/2034 (a)	1,515,926	1,335,211
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.410%, 4/25/2046 (a)	7,563,587	6,133,339
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.801%, 6/25/2036 (a)	3,099,254	3,023,464
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.801%, 6/25/2036 (a) (b)	3,074,828	2,999,635
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 0.000.%, 10/25/2036 (I/O)	26,424,163	2,130,448
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.090%, 12/25/2035 (a)	1,419,719	1,294,907
INDYMAC Index Mortgage Loan Trust, Series 2005-AR6, Class AX2, 0.000.%, 4/25/2035 (I/O)	74,108,682	5,257,122
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.726%, 4/25/2035 (a)	5,865,323	5,654,559
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.510%, 10/25/2036 (a)	24,176,774	19,510,197
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.737%, 9/25/2035 (a) (b)	19,408,600	18,465,255
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.737%, 9/25/2035 (a)	26,231,676	24,721,532
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.500%, 7/25/2036 (a)	4,543,003	3,753,663
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 5.051%, 7/25/2036 (a) (b)	970,793	926,857
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.430%, 3/25/2036 (a)	13,873,250	11,518,016
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (c)	28,740,000	20,370,337
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.802%, 5/25/2034 (a) (b)	2,282,012	2,320,097
JP Morgan Mortgage Trust, Series 2006-S4, Class A3, 6.000%, 1/25/2037	23,156,786	20,801,231
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.850%, 2/25/2036 (a)	696,960	625,379
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	8,566,731	8,455,659
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.290%, 6/25/2037 (a)	9,293,681	8,458,110
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.499%, 4/25/2037 (a)	2,311,643	2,163,457
JP Morgan Mortgage Trust, Series 2005-A3, Class A3, 2.875%, 6/25/2035 (a) (b)	6,826,603	6,388,407
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.118%, 2/25/2035 (a)	1,093,073	1,109,999
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.841%, 2/25/2036 (a)	1,415,548	1,275,649
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.924%, 11/25/2035 (a)	425,004	419,333
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.207%, 11/25/2035 (a)	1,564,618	1,532,015
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.182%, 10/25/2035 (a)	597,950	596,853
Lehman XS Trust., Series 2005-1, Class 3A3A, 5.110%, 7/25/2035 (c)	1,260,000	1,120,566
Luminent Mortgage Trust, Series 2005-1, Class A1, 0.460%, 11/25/2035 (a)	16,019,937	14,380,040
Luminent Mortgage Trust, Series 2006-2, Class X, 2.355%, 2/25/2046 (I/O) (a)	64,772,264	5,104,054
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.687%, 3/25/2035 (a) (b)	4,394,516	4,127,900
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.556%, 7/25/2035 (a)	951,888	830,588
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.286%, 1/25/2035 (a)	1,543,201	1,522,957
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.301%, 6/25/2035 (a)	507,830	499,667
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.033%, 12/25/2034 (a)	60,507	50,211
MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,789,007	3,831,415
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.169%, 9/25/2035 (a) (b)	29,268,121	28,073,542
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.653%, 10/25/2034 (a)	546,078	436,616
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.083%, 8/25/2035 (a) (b)	1,804,171	1,797,125
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 4A1, 2.912%, 8/25/2035 (a)	2,688,569	2,446,525
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.700%, 10/25/2035 (a)	227,887	192,187
Residential Accredit Loans, Inc., Series 2005-QS12, Class A4, 5.500%, 8/25/2035	24,150,105	22,295,944
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	2,137	1,939
Residential Accredit Loans, Inc., Series 2005-QA4, Class A31, 3.338%, 4/25/2035 (a)	11,659,704	11,031,794
Residential Accredit Loans, Inc., Series 2005-QS2, Class A3, 5.500%, 2/25/2035 (b)	11,338,676	11,574,368
Residential Accredit Loans, Inc., Series 2005-QS9, Class A6, 5.500%, 6/25/2035	10,258,346	9,930,207
Residential Accredit Loans, Inc., Series 2005-QS11, Class A2, 0.700%, 7/25/2035 (a)	1,198,359	1,002,093
Residential Funding Mortgage Securities I, Series 2006-S3, Class A7, 5.500%, 3/25/2036	1,112,760	1,051,672
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b) (d)	6,491,707	7,087,756
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043 (d)	4,993,710	5,024,172
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.578%, 7/25/2035 (a) (b)	2,405,058	2,092,344
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1, 2.590%, 6/25/2035 (a)	65,961	60,963
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.616%, 5/25/2035 (a)	3,366,879	3,159,363
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.850%, 8/25/2035 (a)	8,360,916	7,997,405
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.500%, 8/25/2037 (a) (b)	8,813,962	6,705,852
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.359%, 10/25/2035 (a)	110,412	102,337

See Related Notes to the Schedule of Investments

	Principal Amount	Fair Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.652%, 9/25/2035 (a)	$3,189,165	$2,899,530
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.675%, 3/25/2035 (a)	7,902,557	7,565,308
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 2.666%, 10/25/2034 (a)	304	299
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.163%, 11/25/2035 (a)	8,173,896	7,336,243
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 6A3, 5.400%, 11/25/2035 (a) (b)	25,316,000	20,759,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.727%, 11/25/2034 (a) (b)	7,000,233	6,699,307
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.647%, 2/25/2035 (a)	531,675	332,538
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.532%, 2/25/2035 (a)	967,426	510,335
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.349%, 11/25/2034 (a)	172,670	175,209
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.500%, 10/25/2035	6,078,690	5,886,190
Structured Asset Securities Corp., Series 2003-6A, Class 2A1, 2.561%, 3/25/2033 (a)	95,761	94,345
Structured Asset Securities Corp., Series 2005-1, Class 7A6, 5.500%, 2/25/2035	1,318,769	1,173,915
Structured Asset Securities Corp., Series 2004-15, Class 3A8, 5.750%, 9/25/2034	666,280	645,087
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.499%, 7/25/2036 (a)	14,405,180	6,695,016
Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, 4.815%, 12/25/2044 (a)	19,146,147	19,017,150
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	7,000,000	7,374,661
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.850%, 12/10/2045	20,230,000	20,710,786
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 5/10/2063	3,386,000	3,670,891
Wachovia Mortgage Loan Trust LLC Trust, Series 2005-B, Class 4A1, 5.397%, 10/20/2035 (a)	271,298	266,340
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR9, Class 1A, 1.176%, 8/25/2046 (a) (b)	32,093,982	27,470,876
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1, 2.654%, 3/25/2037 (a) (b)	6,753,725	6,357,335
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY7, Class 4A1, 5.029%, 7/25/2037 (a)	25,158,427	23,430,974
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A3, 5.075%, 2/25/2037 (a) (b)	13,172,461	12,629,314
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 5.043%, 5/25/2037 (a)	3,570,626	3,479,957
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.996%, 1/25/2036 (a) (b)	12,078,884	11,695,344
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 6/25/2035 (b)	18,264,070	17,988,484
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,529,966	3,915,895
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 0.000%, 2/25/2036 (I/O) (a)	22,095,214	1,283,732
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	936,673	952,418
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.157%, 10/25/2035 (a)	833,477	466,096
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.613%, 9/25/2035 (a) (b)	12,078,911	11,773,840
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a) (b)	6,924,115	6,506,165
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.588%, 4/25/2036 (a)	2,890,972	2,843,347
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.009%, 3/25/2036 (a)	138,218	138,182
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A8, 2.613%, 9/25/2035 (a) (b)	25,000,000	24,375,737
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.410%, 12/25/2036 (a)	1,834,535	1,840,437
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	297,066	280,432
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.157%, 10/25/2035 (a)	525,116	520,485
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	3,357,141	3,401,752
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/2044 (a) (d)	3,000,000	3,550,081
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/1945	3,000,000	3,090,964
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/2044 (d)	4,000,000	4,595,780

Total Collateralized Mortgage Obligations (Cost 1,227,105,658)		1,265,184,700

U.S. Government Agencies 11.12%

Federal Farm Credit Bank 0.86%
1.900%, 12/17/2021	3,000,000	3,011,574
2.250%, 3/1/2023	10,000,000	10,126,510

		13,138,084

See Related Notes to the Schedule of Investments

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation 6.84%
0.875%, 3/7/2018	$60,000,000	$60,301,080
3.750%, 3/27/2019	3,000,000	3,469,635
1.250%, 10/2/2019	30,000,000	30,129,420
2.375%, 1/13/2022	10,000,000	10,535,330

		104,435,465

Federal National Mortgage Association 3.42%
0.875%, 12/20/2017	5,000,000	5,038,660
2.000%, 5/21/2021	5,000,000	5,004,700
2.000%, 8/27/2021	15,000,000	15,081,810
2.200%, 10/25/2022	12,000,000	12,013,788
2.500%, 2/22/2023	15,000,000	15,073,920

		52,212,878

Total U.S. Government Agencies (Cost 168,663,877)		169,786,427

Collateralized Loan Obligations 9.50%

ARES XXVI CLO Ltd., Series 2013-1A, Class E, 5.310%, 4/15/2025 (a) (d)	10,000,000	9,025,000
ARES XXVI CLO Ltd., Series 2013-1A, Class D, 4.060%, 4/15/2025 (a) (d)	10,000,000	9,200,000
Babson CLO Ltd., Series 2012-1A, Class C, 4.277%, 4/15/2022 (a) (d)	9,000,000	8,865,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.680%, 4/17/2025 (a) (d) (e)	3,000,000	2,697,300
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.577%, 1/15/2024 (a) (b) (d)	3,000,000	2,970,000
CIFC Funding Ltd., Series 2012-2A, Class B1L, 4.534%, 12/5/2024 (a) (d)	4,000,000	4,015,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.284%, 12/5/2024 (a) (d) (e)	5,000,000	4,981,250
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.292%, 8/14/2024 (a) (d)	5,000,000	5,035,000
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.932%, 3/21/2024 (a) (d)	7,000,000	6,713,700
Finn Square CLO Ltd., Series 2012-1A, Class C, 4.117%, 12/24/2023 (a) (b) (d)	3,000,000	2,910,000
ING IM CLO Ltd., Series 2012-1A, Class C, 4.789%, 4/15/2024 (a) (d)	11,750,000	10,692,500
ING IM CLO Ltd., Series 2012-1A, Class C, 5.281%, 3/14/2022 (a) (d)	3,000,000	3,018,000
JMP Credit Advisors CLO Ltd., Series 2013-1A, Class D, 4.133%, 4/30/2023 (a) (d)	3,000,000	2,730,000
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.696%, 1/15/2024 (a) (d)	4,000,000	3,880,000
Mountain Hawk I CLO Ltd., Series 2013-1A, Class D, 3.501%, 1/20/2024 (a) (d)	4,000,000	3,660,000
Neuberger Berman CLO Ltd., Series 2012-13A, Class D, 4.776%, 1/23/2024 (a) (d)	4,550,000	4,481,750
Neuberger Berman CLO Ltd., Series 2012-12A, Class E, 7.276%, 7/25/2023 (a) (d)	5,750,000	5,790,250
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.790%, 5/15/2023 (a) (b) (d)	3,000,000	3,000,000
Portola CLO Ltd., Series 2007-1A, Class E, 6.690%, 11/15/2021 (a) (d)	2,913,645	2,895,434
Race Point VIII CLO Ltd., Series 2013-8A, Class D, 3.889%, 2/20/2025 (a) (d)	1,000,000	990,000
Shackleton CLO Ltd., Series 2013-3A, Class E, 5.534%, 4/15/2025 (a) (d)	3,000,000	2,685,000
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.084%, 4/15/2025 (a) (d)	3,000,000	2,805,000
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.025%, 8/14/2023 (a) (b) (d)	11,000,000	11,055,000
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.262%, 1/17/2025 (a) (d)	9,000,000	8,911,800
TICC CLO LLC, Series 2012-1A, Class D1, 6.038%, 8/25/2023 (a) (d)	8,000,000	7,960,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.559%, 1/15/2024 (a) (d)	14,000,000	14,035,000

Total Collateralized Loan Obligations (Cost 145,655,065)		145,001,984

U.S. Government Mortgage Backed Agencies 5.68%

Federal Home Loan Mortgage Corporation 0.34%
Pool# Q13366, 3.00%, 12/1/2042	4,950,731	5,164,569

Federal National Mortgage Association 5.34%
Pool# MA1107, 3.50%, 7/1/2032	8,993,745	9,605,742
Pool# AB8766, 3.00%, 3/1/2033 (e)	5,964,837	6,302,689
Pool# AB8767, 3.00%, 3/1/2033	5,962,576	6,300,300
Pool# MA1424, 3.50%, 4/1/2033	9,970,114	10,717,094
Pool# MA1401, 3.00%, 4/1/2033	13,448,895	14,210,648

See Related Notes to the Schedule of Investments

	Principal Amount	Fair Value
Pool# AQ3381, 3.00%, 11/1/2042	$9,751,256	$10,212,536
Pool# AB5472, 3.50%, 6/1/2042	3,867,655	4,126,002
Pool# AQ8653, 2.50%, 12/1/2042	19,795,262	20,063,388

		81,538,399

Total U.S. Government Mortgage Backed Agencies (Cost 86,555,938)		86,702,968

Asset-Backed Securities 2.29%

Avalon IV Capital Ltd., Series 2012-1A, Class D, 5.278%, 4/17/2023 (a) (d)	8,000,000	8,040,000
Drug Royalty II LP, Series 2012-1, Class A1, 4.277%, 1/15/2025 (a) (d)	2,690,193	2,730,546
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.856%, 1/19/2025 (a) (d)	10,000,000	9,585,000
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (d)	1,000,000	1,003,117
JGWPT XXVII LLC, Series 2012-3A, Class A, 3.220%, 9/15/2065 (b) (d)	13,241,504	13,616,881

Total Asset-Backed Securities (Cost 34,789,180)		34,975,544

Corporate Bonds 1.11%

Consumer Staples 0.21%
First Data Corp., 12.625%, 1/15/2021	3,000,000	3,270,000

Consumer Discretionary 0.90%
Beazer Homes USA, Inc., 7.250%, 2/1/2023 (d)	9,000,000	9,450,000
Goodyear Tire & Rubber Co./The, 7.000%, 5/15/2022	2,000,000	2,172,500
Goodyear Tire & Rubber Co./The, 7.000%, 3/15/2028	2,000,000	2,062,500

		13,685,000

Total Corporate Bonds (Cost 16,632,147)		16,955,000

Collateralized Debt Obligations 1.94%

AMMC CDO, Series 2013-12A, Class E, 5.279%, 5/10/2025 (a) (d)	3,000,000	2,700,000
AMMC CDO, Series 2013-12A, Class D1, 4.029%, 5/10/2025 (a) (d)	5,400,000	5,148,360
Atrium CDO Corp., Series 10A, Class E, 4.776%, 7/16/2025 (a) (d) (e)	3,500,000	3,169,250
Atrium CDO Corp., Series 9A, Class D, 3.957%, 2/28/2024 (a) (d)	3,000,000	2,833,500
Venture XIII CDO Ltd., Series 2013-13A, Class D, 3.969%, 6/10/2025 (a) (b) (d)	15,000,000	14,175,000
Venture CDO Ltd, Series 2012-11A, Class E, 6.792%, 11/14/2022 (a) (d)	1,500,000	1,500,000

Total Collateralized Debt Obligations (Cost 29,599,432)		29,526,110

Cash Equivalents 4.94%

Fidelity Institutional Money Market Portfolio, 0.140% (f)	75,381,960	75,381,960

Total Cash Equivalents (Cost 75,381,960)		75,381,960

Total Investments – 119.46% (Cost 1,784,383,257)		1,823,514,693

Liabilities in Excess of Other Assets – (19.46)%		(297,019,907)

NET ASSETS – 100.00%		$1,526,494,786

(a)	Variable or Floating Rate Security. Rate disclosed is as of April 30, 2013.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On April 30, 2013, securities valued at $428,808,735 were pledged as collateral for reverse repurchase agreements.

See Related Notes to the Schedule of Investments

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at April 30, 2013.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Security was purchased on a delayed delivery basis.
(f)	Rate disclosed is the seven day yield as of April 30, 2013.

I/O — Interest Only Security

Fair Value
Tax Related
Unrealized appreciation	$44,168,245
Unrealized depreciation	(5,036,809)

Net unrealized appreciation	39,131,436

Aggregate cost of securities for income tax purposes	$1,784,383,257

Reverse repurchase agreements outstanding as of April 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Bank of America	2.100%	4/15/2013	5/15/2013	$1,235,159	$1,232,000
Bank of America	1.200%	4/15/2013	5/15/2013	11,433,237	11,420,000
Bank of America	1.950%	4/16/2013	5/16/2013	5,317,259	5,304,000
Bank of America	2.100%	4/22/2013	5/22/2013	9,633,748	9,609,000
Barclays Capital	2.240%	4/8/2013	5/6/2013	13,226,532	13,187,453
Barclays Capital	2.240%	4/5/2013	5/6/2013	4,700,997	4,687,890
Barclays Capital	2.240%	4/5/2013	5/6/2013	39,103	38,994
Barclays Capital	2.200%	4/16/2013	5/16/2013	6,034,397	6,019,230
Credit Suisse	1.600%	4/8/2013	5/8/2013	4,494,386	4,487,043
Credit Suisse	1.800%	4/10/2013	5/10/2013	4,934,036	4,923,792
Credit Suisse	1.850%	4/12/2013	5/13/2013	1,993,327	1,988,814
Credit Suisse	1.850%	4/17/2013	5/17/2013	7,933,404	7,916,787
Credit Suisse	1.850%	4/17/2013	5/17/2013	1,579,321	1,576,304
Credit Suisse	1.850%	4/22/2013	5/22/2013	8,120,310	8,105,174
Credit Suisse	1.700%	4/22/2013	5/22/2013	7,579,671	7,564,990
Credit Suisse	1.850%	4/26/2013	5/28/2013	9,710,734	9,692,088
CRT Capital Group	1.950%	4/15/2013	5/15/2013	11,669,687	11,638,000
CRT Capital Group	1.950%	4/15/2013	5/15/2013	7,329,720	7,313,000
CRT Capital Group	1.800%	4/15/2013	5/15/2013	5,007,630	4,997,000
Guggenheim	1.900%	4/8/2013	5/8/2013	2,428,750	2,424,000
Guggenheim	2.000%	4/15/2013	5/15/2013	25,696,963	25,643,000
Guggenheim	2.100%	4/26/2013	5/28/2013	14,520,706	14,480,000
Guggenheim	2.000%	4/26/2013	5/28/2013	2,313,286	2,308,000
Guggenheim	2.000%	4/26/2013	5/28/2013	732,726	731,000
Guggenheim	2.000%	4/26/2013	5/28/2013	5,515,669	5,500,000
Guggenheim	2.100%	4/26/2013	5/28/2013	1,050,944	1,048,000
Guggenheim	1.950%	4/29/2013	5/29/2013	2,518,875	2,514,000
Guggenheim	1.950%	4/29/2013	5/29/2013	2,500,875	2,496,000
Guggenheim	2.000%	4/29/2013	5/29/2013	5,157,009	5,145,000
Jeffries	3.200%	4/25/2013	5/24/2013	4,681,616	4,664,000
Jeffries	2.950%	4/25/2013	5/24/2013	11,788,083	11,742,000
Jeffries	3.200%	4/25/2013	5/24/2013	1,471,201	1,465,000
Jeffries	2.200%	4/25/2013	5/24/2013	10,657,583	10,631,000

See Related Notes to the Schedule of Investments

JP Morgan	1.790%	2/12/2013	5/13/2013	5,169,933	5,137,230
JP Morgan	1.790%	2/12/2013	5/13/2013	9,006,266	8,951,401
JP Morgan	1.790%	2/12/2013	5/13/2013	18,187,684	18,075,809
JP Morgan	1.789%	2/19/2013	5/20/2013	10,056,371	9,994,000
JP Morgan	1.750%	3/8/2013	5/13/2013	353,553	352,000
JP Morgan	1.780%	3/20/2013	6/20/2013	11,695,343	11,614,000
JP Morgan	1.698%	4/26/2013	5/28/2013	20,229,246	20,181,000
Morgan Stanley	1.650%	4/4/2013	5/4/2013	7,211,600	7,196,475
Nomura	1.950%	4/16/2013	5/16/2013	2,145,822	2,142,000
Nomura	2.699%	4/23/2013	5/23/2013	12,823,613	12,782,000
Nomura	2.699%	4/23/2013	5/23/2013	9,430,147	9,404,000
Wells Fargo Securities, LLC	1.700%	4/8/2013	5/8/2013	867,438	866,000
Wells Fargo Securities, LLC	1.700%	4/8/2013	5/8/2013	1,605,121	1,602,000
Wells Fargo Securities, LLC	1.698%	4/26/2013	5/28/2013	3,453,634	3,447,000

Total					$324,237,471

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See Related Notes to the Schedule of Investments

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments

April 30, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Reverse Repurchase Agreements - A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations, asset-backed securities, U.S government mortgage-backed agencies, U.S. government agency issues and corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued using a broker quote or on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For collateralized mortgage obligations and mortgage-backed securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. Fixed income securities purchased on a delayed delivery basis will be valued at the purchase price until settlement when prices are not readily available from a pricing service. These will be categorized as Level 3 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, if the purchase price is no longer indicative of fair value, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. These securities will be categorized as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013:

	Valuation Inputs
	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Observable Inputs	Level 3 - Unobservable Inputs	Total
Assets
Collateralized Mortgage Obligations	$—	$1,265,184,700	$—	$1,265,184,700
U.S. Government Agencies	—	169,786,427	—	169,786,427
Collateralized Loan Obligations	—	145,001,984	—	145,001,984
U.S. Government Mortgage-Backed Agencies	—	86,702,968	—	86,702,968
Asset-Backed Securities	—	34,975,544	—	34,975,544
Corporate Bonds	—	16,955,000	—	16,955,000
Collateralized Debt Obligations	—	29,526,110	—	29,526,110
Cash Equivalents	75,381,960	—	—	75,381,960

Total	$75,381,960	$1,748,132,733	$—	$1,823,514,693

Liabilities
Reverse Repurchase Agreement	$—	$(324,237,471)	$—	$(324,237,471)

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. The following is a reconciliation of transfers between Level 3 and Level 2 for the period ended April 30, 2013:

Transfers from Level 3 to Level 2
Collateralized Mortgage Obligations	$45,210,184
Collateralized Loan Obligations	27,121,823
Asset-Backed Securities	2,930,668
Collateralized Debt Obligations	2,901,000

Total	$78,163,675

The transfers from Level 3 to Level 2 relate to securities for which observable inputs became available during the period, and as of April 30, 2013, the Fund was able to obtain broker quotes from the adviser. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of April 30, 2013.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining the fair value for the fund:

	Collateralized Mortgage Obligations	Collateralized Loan Obligations	Asset Backed Securities	Collateralized Debt Obligations	Total
Balance as of January 31, 2013	$45,210,184	$27,121,823	$2,930,668	$2,901,000	$78,163,675
Realized gain (loss)	—	—	—	—	—
Amortization	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	(45,210,184)	(27,121,823)	(2,930,668)	(2,901,000)	(78,163,675)
Balance as of April 30, 2013	$—	$—	$—	$—	$—

The Fund did not hold any derivative instruments during the reporting period.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Fund to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at prices provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or otherwise pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At April 30, 2013, the Fund held restricted securities representing 20.92% of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
AMMC CDO, Series 2013-12A, Class D1, 4.029%, 5/10/2025	3/13/2013	$5,400,000	$5,149,229	$5,148,360
AMMC CDO, Series 2013-12A, Class E, 5.279%, 5/10/2025	3/13/2013	3,000,000	2,698,519	2,700,000
ARES XXVI CLO Ltd., Series 2013-1A, Class D, 4.060%, 4/15/2025	3/1/2013	10,000,000	9,204,561	9,200,000
ARES XXVI CLO Ltd., Series 2013-1A, Class E, 5.310%, 4/15/2025	3/1/2013	10,000,000	9,029,924	9,025,000
Atrium CDO Corp., Series 10A, Class E, 4.776%, 7/16/2025	4/25/2013	3,500,000	3,169,250	3,169,250
Atrium CDO Corp., Series 9A, Class D, 3.957%, 2/28/2024	1/24/2013	3,000,000	2,902,542	2,833,500
Avalon IV Capital Ltd., Series 2012-1A, Class D, 5.278%, 4/17/2023	2/28/2013	8,000,000	8,044,544	8,040,000
Babson CLO Ltd., Series 2012-1A, Class C, 4.277%, 4/15/2022	2/13/2013	9,000,000	9,027,690	8,865,000
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.510%, 8/25/2035	(a)	15,170,967	12,541,899	12,199,096
Bayview Commercial Asset Trust, Series 2005-3A, Class A1, 0.520%, 11/25/2035	(b)	11,197,813	9,071,282	9,483,422
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.500%, 1/25/2036	4/29/2013	3,641,215	3,072,275	3,078,360
Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 0.470%, 4/25/2036	4/11/2013	10,956,011	9,192,050	9,466,119
Bayview Commercial Asset Trust, Series 2006-1A, Class A2, 0.560%, 4/25/2036	(c)	7,325,176	6,040,585	6,072,472
Bayview Commercial Asset Trust, Series 2006-2A, Class A1, 0.430%, 7/25/2036	(d)	12,623,525	10,149,905	10,292,055
Bayview Commercial Asset Trust, Series 2006-2A, Class A2, 0.480%, 7/25/2036	2/12/2013	3,915,223	3,157,500	2,955,408
Beazer Homes USA, Inc., 7.250%, 2/1/2023	(e)	9,000,000	9,201,726	9,450,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.680%, 4/17/2025	4/25/2013	3,000,000	2,697,300	2,697,300
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.577%, 1/15/2024	2/12/2013	3,000,000	3,006,481	2,970,000
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.292%, 8/14/2024	4/25/2013	5,000,000	5,035,001	5,035,000
CIFC Funding Ltd., Series 2012-2A, Class B1L, 4.534%, 12/5/2024	4/30/2013	4,000,000	4,015,000	4,015,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.284%, 12/5/2024	4/30/2013	5,000,000	4,981,250	4,981,250
CountryWide Alternative Loan Trust, Series 2005- 58R, Class A, 2.345%, 12/20/2035 (I/O)	3/6/2013	216,900,008	16,742,714	17,286,931
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.703%, 2/25/2050	(f)	10,363,000	9,416,959	9,304,938
Drug Royalty II LP, Series 2012-1, Class A1, 4.277%, 1/15/2025	11/30/2012	2,690,193	2,690,193	2,730,546

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.932%, 3/21/2024	2/21/2013	$7,000,000	$6,712,422	$6,713,700
Finn Square CLO Ltd., Series 2012-1A, Class C, 4.117%, 12/24/2023	2/20/2013	3,000,000	2,955,719	2,910,000
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.856%, 1/19/2025	2/27/2013	10,000,000	9,678,126	9,585,000
ING IM CLO Ltd., Series 2012-1A, Class C, 4.789%, 4/15/2024	2/21/2013	11,750,000	11,495,252	10,692,500
ING IM CLO Ltd., Series 2012-1A, Class C, 5.281%, 3/14/2022	2/5/2013	3,000,000	3,023,915	3,018,000
JGWPT XXVII LLC, Series 2012-3A, Class A, 3.220%, 9/15/2065	(g)	13,241,504	13,376,333	13,616,881
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067	11/9/2012	1,000,000	999,985	1,003,117
JMP Credit Advisors CLO Ltd., Series 2013-1A, Class D, 4.133%, 4/30/2023	4/3/2013	3,000,000	2,730,054	2,730,000
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.696%, 1/15/2024	1/15/2013	4,000,000	3,724,323	3,880,000
Mountain Hawk I CLO Ltd., Series 2013-1A, Class D, 3.501%, 1/20/2024	1/23/2013	4,000,000	3,644,964	3,660,000
Neuberger Berman CLO Ltd., Series 2012-12A, Class E, 7.276%, 7/25/2023	4/19/2013	5,750,000	5,790,151	5,790,250
Neuberger Berman CLO Ltd., Series 2012-13A, Class D, 4.776%, 1/23/2024	(h)	4,550,000	4,340,371	4,481,750
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.790%, 5/15/2023	2/7/2013	3,000,000	3,025,796	3,000,000
Portola CLO Ltd., Series 2007-1A, Class E, 6.690%, 11/15/2021	4/15/2013	2,913,645	2,895,524	2,895,434
Race Point VIII CLO Ltd., Series 2013-8A, Class D, 3.889%, 2/20/2025	2/6/2013	1,000,000	990,655	990,000
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.084%, 4/15/2025	3/20/2013	3,000,000	2,805,591	2,805,000
Shackleton CLO Ltd., Series 2013-3A, Class E, 5.534%, 4/15/2025	3/20/2013	3,000,000	2,670,976	2,685,000
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.025%, 8/14/2023	(i)	11,000,000	11,075,364	11,055,000
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042	(j)	6,491,707	6,902,777	7,087,756
STORE Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043	3/20/2013	4,993,710	4,992,645	5,024,172
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.262%, 1/17/2025	(k)	9,000,000	8,836,596	8,911,800
TICC CLO LLC, Series 2012-1A, Class D1, 6.038%, 8/25/2023	(l)	8,000,000	7,905,030	7,960,000
Venture CDO Ltd., Series 2012-11A, Class E, 6.792%, 11/14/2022	4/17/2013	1,500,000	1,500,000	1,500,000
Venture XIII CDO Ltd., Series 2013-13A, Class D, 3.969%, 6/10/2025	3/12/2013	15,000,000	14,179,892	14,175,000

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments – continued

April 30, 2013

(Unaudited)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/2044	9/26/2012	$3,000,000	$3,563,915	$3,550,081
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/2044	10/26/2012	4,000,000	4,537,967	4,595,780
Wind River CLO Ltd., Series 2012-1A, Class D, 5.559%, 1/15/2024	4/18/2013	14,000,000	14,035,154	14,035,000

TOTAL				$319,350,228

(a)	Purchased on various dates beginning 04/01/2013.
(b)	Purchased on various dates beginning 08/24/2012.
(c)	Purchased on various dates beginning 04/02/2013.
(d)	Purchased on various dates beginning 02/07/2013.
(e)	Purchased on various dates beginning 02/11/2013.
(f)	Purchased on various dates beginning 11/21/2012.
(g)	Purchased on various dates beginning 02/11/2013.
(h)	Purchased on various dates beginning 11/20/2012.
(i)	Purchased on various dates beginning 02/07/2013.
(j)	Purchased on various dates beginning 08/17/2012.
(k)	Purchased on various dates beginning 01/16/2013.
(l)	Purchased on various dates beginning 11/09/2012.

New Accounting Pronouncement

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of June 28, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 06/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 06/28/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer and Principal Financial Officer

Date 06/28/2013